Derivative Financial Instruments - Summary of Euro Equivalent the Contractual Amounts of forward Exchange Contracts (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Nov. 30, 2025	Dec. 31, 2024	Mar. 31, 2024	Jan. 31, 2024
Disclosure Of Derivative Financial Instruments [line items]
Notional amount		€ 5,000		€ 2,500	€ 3,000
Forward exchange contract [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	€ 12,825		€ 12,728
Forward exchange contract [member] | U.S. dollars [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	3,434		5,515
Forward exchange contract [member] | British pounds [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	3,414		4,304
Forward exchange contract [member] | Euro [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	4,850		2,416
Forward exchange contract [member] | Australian dollars [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	592		369
Forward exchange contract [member] | Mexican pesos [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	422
Forward exchange contract [member] | Japanese yen [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	€ 113		€ 124